Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 12 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Salary payables	1,068,104	989,520	137,655
Other payables and accrued expenses	159,677,872	562,145,062	78,201,695
Accrued interest payable	9,739,427	9,739,427	1,354,881
Total other payables and accrued liabilities	170,485,403	572,874,009	79,694,231

Other payables and accrued expenses include other payables with the amount of RMB 83,944,753 (USD 11,677,808) and other payments-intercompany with the amount of RMB 478,200,309 (USD 66,523,887), which are the temporary loans.